Income tax and deferred taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
Current tax (expense)	$ (279,105)	$ (97,374)	$ (116,483)
Adjustments to prior year current income tax	2,326	(1,901)	12,222
Current income tax expense, net, total	(276,779)	(99,275)	(104,261)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	28,445	26,219	2,551
Tax adjustments related to the creation and reversal of temporary differences from the previous year	682	2,877	8,309
Total deferred tax benefits, net	27,763	29,096	(5,758)
Income tax expense	$ (249,016)	$ (70,179)	$ (110,019)